AQUILA TAX-FREE FUND OF COLORADO

SCHEDULE OF INVESTMENTS

June 30, 2022

(unaudited)

Principal Amount	General Obligation Bonds (42.5%)	Ratings Moody's, S&P and Fitch	Value	(a)

	City & County (2.9%)

	Crested Butte, Colorado Fire Protection District
$ 1,040,000	4.000%, 12/01/36 Series 2022	A1/NR/NR	$ 1,093,602

	Denver, Colorado City & County Elevate
2,000,000	5.000%, 08/01/33 Series 2022A	Aaa/AAA/AAA	2,344,020

	Englewood, Colorado
1,000,000	5.000%, 12/01/30	NR/AA+/NR	1,122,080

	Wheat Ridge, Colorado Urban Renewal Authority Tax Increment
1,270,000	5.000%, 12/01/31	NR/AA-/NR	1,463,510

	Total City & County		6,023,212

	Lease (0.5%)

	Colorado State Rural COP
1,000,000	4.000%, 12/15/35 Series 2020A	Aa2/AA-/NR	1,008,560

	Metropolitan District (3.0%)

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior
2,600,000	5.000%, 12/01/25 Series A-1	NR/NR/AA-	2,629,198

	Denver, Colorado Urban Renewal Authority, Tax Increment Revenue, Stapleton Senior
1,000,000	5.000%, 12/01/25 Series B-1	Aa3/NR/NR	1,085,720

	Midcities Metropolitan District No.2 Colorado, Special Revenue
2,365,000	5.000%, 12/01/31 Series 2022 AGMC Insured	A1/AA/NR	2,684,086

	Total Metropolitan District		6,399,004

	School Districts (35.5%)

	Adams 12 Five Star Schools, Colorado
3,000,000	5.000%, 12/15/25	Aa1/AA/NR	3,205,020
1,000,000	5.000%, 12/15/25	Aa1/AA/NR	1,093,460
1,435,000	5.000%, 12/15/29	Aa1/AA/NR	1,580,294
1,000,000	5.500%, 12/15/31	Aa1/AA/NR	1,163,290
3,150,000	5.000%, 12/15/32	Aa1/AA/NR	3,442,604

	Adams & Arapahoe Counties, Colorado Joint School District #28J
$ 4,125,000	5.000%, 12/01/30	Aa1/NR/AA	$ 4,534,324

	Adams & Weld Counties, Colorado School District #27J
1,030,000	5.000%, 12/01/22	Aa2/AA/NR	1,045,162
2,000,000	5.000%, 12/01/24	Aa2/AA/NR	2,028,860
1,000,000	5.000%, 12/01/25	Aa2/AA/NR	1,066,680
1,060,000	5.000%, 12/01/28	Aa2/AA/NR	1,155,591
3,895,000	5.000%, 12/01/29	Aa2/AA/NR	4,238,227
1,150,000	5.000%, 12/01/29	Aa2/AA/NR	1,292,865

	Arapahoe County, Colorado School District #001 Englewood
1,465,000	5.000%, 12/01/27	Aa2/NR/NR	1,593,085

	Arapahoe County, Colorado School District #006 Littleton
1,000,000	5.000%, 12/01/27	Aa1/NR/NR	1,097,560

	Boulder, Larimer & Weld Counties, Colorado Series A
2,000,000	5.000%, 12/15/24	Aa1/AA+/NR	2,140,140

	Boulder, Larimer & Weld Counties, Colorado Series C
2,000,000	5.000%, 12/15/28	Aa1/AA+/NR	2,214,020

	Boulder, Larimer & Weld Counties, Colorado, St. Vrain Valley School District RE-1J
1,000,000	5.000%, 12/15/29 Series C	Aa1/AA+/NR	1,107,010

	Costilla County, Colorado School District No. R-30 Sierra Grande
2,180,000	5.000%, 12/01/32	Aa2/NR/NR	2,471,793

	Denver, Colorado City & County School District No. 1
2,000,000	5.000%, 12/01/29	Aa1/AA+/AA+	2,213,400
1,000,000	5.000%, 12/01/34 Series 2022A	Aa1/AA+/AA+	1,156,260

	Denver, Colorado City & County School District No. 1
2,000,000	5.000%, 12/01/25 Series B	Aa1/AA+/AA+	2,136,260
4,000,000	5.000%, 12/01/27 Series B	Aa1/AA+/AA+	4,260,880

	Eagle County School District, Colorado, Eagle, Garfield & Routt School District #50J
1,000,000	5.000%, 12/01/29	Aa1/AA/NR	1,106,700

	El Paso County, Colorado School District #2, Harrison
2,000,000	5.000%, 12/01/31	Aa2/AA/NR	2,272,920

	El Paso County, Colorado School District #20 Refunding
2,255,000	5.000%, 12/15/29	Aa1/NR/NR	2,495,315
1,250,000	5.000%, 12/15/31	Aa1/NR/NR	1,377,663

	Jefferson County, Colorado School District #R-1 Refunding
2,225,000	5.000%, 12/15/30	Aa1/AA/NR	2,492,979
1,500,000	5.000%, 12/15/30	Aa1/AA/NR	1,702,065
2,600,000	5.000%, 12/15/31	Aa1/AA/NR	2,939,976

	La Plata County, Colorado School District #9-R Durango Refunding
$ 3,000,000	4.500%, 11/01/23	Aa2/NR/NR	$ 3,005,940

	Larimer County, Colorado School District No. R 1 Poudre
1,000,000	5.000%, 12/15/30	Aa1/NR/AA+	1,134,710
800,000	5.000%, 12/15/30	Aa1/NR/NR	907,768

	Larimer, Weld & Boulder Counties, Colorado School District No. R-2J, Thompson Refunding
1,500,000	4.250%, 12/15/24	Aa2/NR/NR	1,514,730

	Mesa County, Colorado Valley School District No. 051, Grand Junction
3,000,000	5.000%, 12/01/23	Aa2/NR/NR	3,133,380
650,000	5.000%, 12/01/34 Series 2022	Aa2/NR/NR	752,895

	Pueblo County, Colorado School District No. 70
1,390,000	4.000%, 12/01/32 Series 2021A	Aa2/AA/NR	1,484,826

	Summit County, Colorado School District No. RE 1 Refunding
2,000,000	5.000%, 12/01/28	Aaa/NR/NR	2,218,700

	Total School Districts		74,777,352

	Water & Sewer (0.6%)

	Central Colorado Water Conservancy District, Adams Morgan & Weld Counties
1,185,000	5.000%, 12/01/24	NR/A/NR	1,234,320

	Total General Obligation Bonds		89,442,448

	Revenue Bonds (50.8%)

	City & County (1.3%)

	Denver, Colorado City & County COP, Convention Center Expansion Project
1,500,000	5.000%, 06/01/30 Series 2018A	Aa2/AA+/AA+	1,631,130

	Grand Junction, Colorado COP
1,000,000	5.000%, 12/01/31	NR/AA-/NR	1,134,180

	Total City & County		2,765,310

	Electric (2.5%)

	Colorado Springs, Colorado Utilities Revenue, Refunding
1,000,000	5.000%, 11/15/27 Series A	Aa2/AA+/AA	1,089,530

	Colorado Springs, Colorado Utilities Revenue Refunding
2,600,000	5.000%, 11/15/23 Series B	Aa2/AA+/AA	2,629,848

	Estes Park, Colorado Power & Communications Enterprise Revenue Refunding & Improvement
$ 1,310,000	5.000%, 11/01/30 Series 2019A	NR/A+/NR	$ 1,499,649

	Total Electric		5,219,027

	Higher Education (14.9%)

	Colorado Educational & Cultural Facility Authority, University of Denver Project
845,000	4.000%, 03/01/24	A1/NR/NR	856,044
7,000,000	5.250%, 03/01/25 NPFG Insured	A1/A+/NR	7,395,220

	Colorado Educational & Cultural Facility Authority Refunding, University of Denver Project
1,000,000	5.250%, 03/01/26 NPFG Insured	A1/A+/NR	1,098,330

	Colorado School of Mines Institutional Enterprise
1,845,000	5.000%, 12/01/29 Series B	A1/A+/NR	2,049,795

	Colorado Mountain College COP
340,000	4.000%, 12/01/32 Series 2021	Aa3/NR/NR	351,512
685,000	4.000%, 12/01/33 Series 2021	Aa3/NR/NR	705,646

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, Arapahoe Community College
1,000,000	5.000%, 11/01/30 Series 2017A	Aa3/NR/NR	1,110,710

	Colorado State Board Community Colleges & Occupational Education, Refunding & Improvement, System Wide Refunding
1,110,000	5.000%, 11/01/30 Series 2019A	Aa3/NR/NR	1,267,542
1,710,000	5.000%, 11/01/32 Series 2019A	Aa3/NR/NR	1,937,105
835,000	5.000%, 11/01/33 Series 2019A	Aa3/NR/NR	943,082

2,905,000	5.000%, 03/01/26 Series C SHEIP Insured	Aa2/AA/NR	3,110,965
1,250,000	5.000%, 03/01/28 Series C SHEIP Insured	Aa2/AA/NR	1,384,150
2,100,000	5.000%, 03/01/29 Series C SHEIP Insured	Aa2/AA/NR	2,314,137

1,165,000	5.000%, 06/01/26 Series A NPFG Insured	Aa1/NR/AA+	1,276,828

	University of Colorado Enterprise System
2,000,000	5.000%, 06/01/28 Series A-1	Aa1/NR/AA+	2,255,580

	University of Colorado Enterprise System
1,000,000	5.000%, 06/01/32 Series 2019B	Aa1/NR/AA+	1,124,870
1,000,000	5.000%, 06/01/33 Series 2019B	Aa1/NR/AA+	1,121,220

	University of Northern Colorado Greeley Institutional Enterprise Refunding
1,000,000	5.000%, 06/01/25 Series A SHEIP Insured	Aa2/AA/NR	1,051,590

	Total Higher Education		31,354,326

	Hospital (0.5%)

	Colorado Health Facilities Authority, Sanford
$ 1,000,000	5.000%, 11/01/30 Series 2019A	NR/A+/AA-	$ 1,092,120

	Lease (12.9%)

	Arapahoe County, Colorado School District No. 5 Cherry Creek COP
2,295,000	5.000%, 12/15/33 Series 2022	NR/AA/NR	2,688,179

	Arvada, Colorado COP
1,190,000	4.000%, 12/01/29	NR/AA+/NR	1,251,095

	Colorado State BEST COP
3,500,000	5.000%, 03/15/30 Series K	Aa2/AA-/NR	3,860,080
2,500,000	5.000%, 03/15/31 Series K	Aa2/AA-/NR	2,749,100

	Colorado State BEST COP
2,000,000	5.000%, 03/15/31 Series M	Aa2/AA-/NR	2,221,700

	Colorado State COP Rural Colorado
1,000,000	4.000%, 12/15/34 Series 2020 A	Aa2/AA-/NR	1,017,780

	Colorado State Higher Education Capital Construction Lease
1,690,000	5.000%, 11/01/26	Aa2/AA-/NR	1,877,066

	Denver, Colorado City & County COP (Fire Station & Library Facilities)
1,065,000	5.000%, 12/01/25	Aa1/AA+/AA+	1,163,598

	Douglas County, Colorado COP (Libraries)
1,570,000	5.000%, 12/01/27	Aa2/NR/NR	1,667,842

	Foothills Park and Recreation District, Colorado COP
1,405,000	4.000%, 12/01/35 Series 2021	NR/AA-/NR	1,474,786

	Foothills Park and Recreation District, Colorado COP Refunding & Improvement
1,380,000	5.000%, 12/01/26 AGMC Insured	NR/AA/NR	1,499,715

	Jefferson County, Colorado School District No. R-1 COP
1,000,000	5.000%, 12/15/27	Aa3/AA-/NR	1,085,480

	South Suburban Park and Recreation District, Colorado COP
1,000,000	5.000%, 12/15/31	NR/AA-/NR	1,121,360
1,010,000	4.000%, 12/15/35 Series 2021	NR/AA-/NR	1,060,268

	Thompson School District No R2-J (Larimer, Weld And Boulder Counties, Colorado COP
750,000	4.500%, 12/01/26 Series 2014	A1/NR/NR	786,218

	Westminster, Colorado COP
1,480,000	4.250%, 12/01/22 AGMC Insured	A1/AA/NR	1,482,856

	Total Lease		27,007,123

	Sales Tax (3.2%)

	Broomfield, Colorado Sales & Use Tax
$ 1,000,000	5.000%, 12/01/30	Aa3/NR/NR	$ 1,121,010

	City of Fruita, Colorado Sales & Use Tax
1,110,000	4.000%, 10/01/33	NR/AA-/NR	1,157,208

	Commerce City, Colorado Sales & Use Tax
1,000,000	5.000%, 08/01/26 BAMAC Insured	Aa3/AA/NR	1,081,540

	Denver, Colorado City & County Dedicated Tax Revenue
1,165,000	4.000%, 08/01/33 Series 2021A	Aa3/AA-/AA-	1,246,632
1,000,000	4.000%, 08/01/35 Series 2021A	Aa3/AA-/AA-	1,052,820

	Westminster, Colorado Economic Development Authority, Mandalay Gardens Urban Renewal Project
1,090,000	4.000%, 12/01/22	NR/AA-/NR	1,101,521

	Total Sales Tax		6,760,731

	Tax Increment (0.9%)

	Park Creek, Colorado Metropolitan District Senior Limited Property Tax Supported
1,850,000	4.000%, 12/01/34 AGMC Insured	NR/AA/A	1,934,305

	Transportation (4.6%)

	E-470 Public Highway Authority, Colorado Senior Revenue
2,515,000	5.000%, 09/01/36	A2/A/NR	2,809,104

	Regional Transportation District, Colorado COP
2,000,000	5.000%, 06/01/26 Series A	A1/AA/AA-	2,146,920

	Regional Transportation District, Colorado Sales Tax Refunding, Fastracks Project
3,000,000	5.000%, 11/01/32 Series 2013A	Aa2/AA+/AA	3,558,990

	Roaring Fork Transportation Authority Property Tax Revenue
500,000	4.000%, 12/01/33 Series 2021A	NR/AA-/NR	535,670
650,000	4.000%, 12/01/34 Series 2021A	NR/AA-/NR	691,886

	Total Transportation		9,742,570

	Water & Sewer (10.0%)

	Arapahoe, Colorado Water & Wastewater Public Improvement District
1,320,000	5.000%, 12/01/24	NR/AA-/NR	1,411,225
1,020,000	5.000%, 12/01/25	NR/AA-/NR	1,088,748

	Broomfield, Colorado Sewer and Waste Water
1,550,000	5.000%, 12/01/24 AGMC Insured	Aa3/AA/NR	1,572,181

	Central Weld County, Colorado Water District
$ 250,000	4.000%, 12/01/32 AGMC Insured	NR/AA/NR	$ 267,055
200,000	4.000%, 12/01/33 AGMC Insured	NR/AA/NR	212,940

	Colorado Water Resource & Power Development Authority
925,000	5.000%, 09/01/25	Aaa/AAA/AAA	1,003,884

	Denver, Colorado City and County Board Water Commissioners Master Resolution, Refunding
1,000,000	4.000%, 12/15/22 Series B	Aaa/AAA/AAA	1,001,900

	Denver, Colorado City and County Board Water Commissioners
850,000	5.000%, 09/15/29 Series B	Aaa/AAA/AAA	955,239

	Firestone, Colorado Water Enterprise
750,000	5.000%, 12/01/32 Series 2020 BAMAC Insured	NR/AA/NR	859,335

	Greeley, Colorado Water Revenue
1,705,000	5.000%, 08/01/28	Aa2/AA+/NR	1,874,255

	Greeley, Colorado Water Revenue Refunding & Improvement
2,680,000	5.000%, 08/01/34 Series 2022	NR/AA+/NR	3,132,545

	North Weld County, Colorado Water District Enterprise Revenue Refunding
1,465,000	4.000%, 11/01/22 AGMC Insured	NR/AA/NR	1,477,819

	Parker, Colorado Water & Sanitation District Water & Sewer Enterprise Refunding
1,000,000	4.000%, 11/01/33	NR/AA+/NR	1,060,810

	Parker, Colorado Water & Sanitation District Water & Sewer Enterprise Refunding & Improvement
500,000	5.000%, 11/01/33 Series 2022	NR/AA+/NR	587,410
865,000	5.000%, 11/01/34 Series 2022	NR/AA+/NR	1,013,503

	St. Vrain, Colorado Sanitation District Wastewater Revenue Refunding and Improvement Bonds
800,000	4.000%, 12/01/31 Series 2020	NR/AA/NR	857,928

	Thornton, Colorado Water Enterprise Revenue
1,970,000	4.000%, 12/01/24 Series 2013	Aa2/AA/NR	2,028,174

	Upper Eagle Regional Water Authority, Eagle County, Colorado Refunding and Improvement
500,000	4.000%, 12/01/32 AGMC Insured	NR/AA/NR	534,110

	Total Water & Sewer		20,939,061

	Total Revenue Bonds		106,814,573

	Pre-Refunded Bonds (4.8%)††

	Pre-Refunded General Obligation Bonds (1.0%)

	School Districts (1.0%)

	Larimer County, Colorado School District No. R 1 Poudre
$ 1,000,000	5.000%, 12/15/27	Aa1/NR/NR	$ 1,094,310

	San Miguel County, Colorado School District R-1 Telluride
1,055,000	5.000%, 12/01/25	Aa1/AA/NR	1,128,428

	Total Pre-Refunded General Obligation Bonds		2,222,738

	Pre-Refunded Revenue Bonds (3.8%)

	Higher Education (2.0%)

	University of Colorado Enterprise System
1,270,000	5.000%, 06/01/25	Aa1/NR/AA+	1,341,133

	University of Colorado Enterprise System, Series A
2,620,000	5.000%, 06/01/29	Aa1/NR/AA+	2,833,949

	Total Higher Education		4,175,082

	Lease (1.3%)

	Rangeview Library District Project, Colorado COP
2,515,000	5.000%, 12/15/27 AGMC Insured	Aa2/AA/NR	2,743,437

	Sales Tax (0.5%)

	Castle Rock, Colorado Sales & Use Tax
1,015,000	4.000%, 06/01/25	Aa3/AA/NR	1,036,447

	Total Pre-Refunded Revenue Bonds		7,954,966

	Total Pre-Refunded Bonds		10,177,704

	Total Municipal Bonds (cost $211,058,658)		206,434,725

Shares	Short-Term Investment (0.1%)

264,023	Dreyfus Treasury Obligations Cash Management - Institutional Shares, 1.32%* (cost $264,023)	Aaa-mf/AAAm/NR	264,023

	Total Investments (cost $211,322,681-note b)	98.2%	206,698,748
	Other assets less liabilities	1.8	3,738,858
	Net Assets	100.0%	$ 210,437,606

Portfolio Distribution By Quality Rating	Percent of Investments†
Aaa of Moody's or AAA of S&P or Fitch	3.7%
Prerefunded bonds\ ETM bonds ††	4.9
Aa of Moody's or AA of S&P or Fitch	82.3
A of Moody's or S&P	9.1
100.0%

PORTFOLIO ABBREVIATIONS:
AGMC - Assured Guaranty Municipal Corp.
BAMAC -Build America Mutual Assurance Company
BEST - Building Excellent Schools Today
COP - Certificates of Participation
NPFG - National Public Finance Guarantee
NR - Not Rated
SHEIP - State Higher Education Intercept Program

*	The rate is an annualized seven-day yield at period end.

†	Where applicable, calculated using the highest rating of the three NRSRO. Percentages in this table do not include the Short-Term Investment.

††	Pre-refunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

AQUILA TAX-FREE FUND OF COLORADO

NOTES TO FINANCIAL STATEMENTS

June 30, 2022

(unaudited)

(a)	Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b)	At June 30, 2022, the net unrealized depreciation on investments, based on cost for federal income tax purposes of $211,322,681 amounted to $4,623,933, which consisted of aggregate gross unrealized appreciation of $1,177,520 and aggregate gross unrealized depreciation of $5,801,453.

(c)	Fair Value Measurements: The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Fund’s investments, used to value the Fund’s net assets as of June 30, 2022:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$264,023
Level 2 – Other Significant Observable Inputs- Municipal Bonds +	206,434,725
Level 3 – Significant Unobservable Inputs	–
Total	$206,698,748
+ See schedule of investments for a detailed listing of securities.